INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 06, 2007	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020	Dec. 31, 2019 CNY (¥)
Composition of income tax expenses
Enterprise income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%		25.00%
Net operating loss carries forwards			¥ 5,912,600
Continuing operations, current income tax benefit/ (expense)		¥ (326)	(245)		¥ (33)		¥ 876
Continuing operations, deferred income tax expense							1,678
Continuing operations, income tax expense, total		(326)	(245)	$ (39)	(33)		2,554
Discontinued operations, - Current income tax expense							(2,992)
Total income tax expense		¥ (326)	¥ (245)		¥ (33)		¥ (438)
China
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%		25.00%	25.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)			16.50%	16.50%
Youxinpai (Beijing) Information Technology Co., Ltd | China
Composition of income tax expenses
Preferential tax rate (as a percent)					15.00%	15.00%	15.00%
Youxin Internet (Beijing) Information Technology Co., Ltd. | China
Composition of income tax expenses
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%
PRC subsidiaries, VIE's and VIE's subsidiaries | China
Composition of income tax expenses
Enterprise income tax rate (as a percent)			25.00%	25.00%